DOEREN MAYHEW CAPITAL ADVISORS, LLC FINANCIAL STATEMENTS SEPTEMBER 30, 2024 The report is deemed CONFIDENTIAL in accordance with Rule 17a-5(e)3 under the Securities Exchange Act of 1934. A statement of financial condition bound separately has been filed with the Securities and Exchange Commission simultaneously herewith as PUBLIC document.
Page REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....... 1
FINANCIAL STATEMENTS
Statement of Financial Condition ...................3
Statement of Operations............................ 4
Statement of Changes in Members Equity ........... 5
Statement of Cash Flows............................ 6
Notes to Financial Statements...................... 7
SUPPLEMENTAL SCHEDULE
Computation of Net Capital Under Rule 15c3-1 of the Securities and
Exchange Commission..12
Exemption Report Affirmation ....................................... 13
Report of Independent Registered Public Accounting Firm Exemption
Report .............. 14
Report of Independent Registered Public Accounting Firm On Applying Agreed-Upon Procedures..15

We have served as the Company's auditor since 2023. (Note: Partners of Postlethwaite & Netterville joined EisnerAmper LLP in 2023. Postlethwaite & Netterville had served as the Company's auditor since 2022.)

EISNERAMPER LLP Baton Rouge, Louisiana December 20, 2024
EisnerAmper LLP
...
-
www.e1sneramper.com
STATEMENT OF FINANCIAL CONDITION SEPTEMBER 30, 2024
Assets
Cash and cash equivalents Accounts receivable Due from related party Operating right of use assets Prepaid expenses Total Assets
$ $  870,281 237,392 25,000 212,684 1,508 1,346,865
Liabilities and Member's Equity Liabilities:
Accounts payable and accrued expenses Operating lease liabilities
Deferred revenue
$  4,042 212,684 139,810
Total Liabilities  356,536
Member's Equity Total Liabilities and Member's Equity
$  990,329 1,346,865

See accompanying notes to financial statements.
STATEMENT OF OPERATIONS YEAR ENDED SEPTEMBER 30, 2024
Revenues:
Transaction success fees  $  495,816
Financial advisory fees  217,856
Total Revenues  713,672
Expenses:
Licensed representative  33,412
Professional education  309
Dues and memberships  17,379
Lease expense  46,720
Professional services  25,595
Insurance  14
Administration fees  24,000
Total Expenses  147,429
Net Income  $  566,243

See accompanying notes to financial statements
STATEMENT OF CHANGES IN MEMBER'S EQUITY YEAR ENDED SEPTEMBER 30, 2024 Member's Equity - Beginning $ 424,086
Net Income  566,243
Member's Equity - Ending  $  990,329

See accompanying notes to financial statements
STATEMENT OF CASH FLOWS YEAR ENDED SEPTEMBER 30, 2024
Cash Flows from Operating Activities: Net Income Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Increase in accounts receivable Increase in due from related party Decrease in prepaids Decrease in accounts payable and accrued expenses Decrease in deferred revenue
Net Cash Provided by Operating Activities Net Increase in Cash and Cash Equivalents
Cash and Cash Equivalents - Beginning Cash and Cash Equivalents - Ending $ $ 566,243 (184,935) (25,000) 2,086 (19,993) (105,000) 233,401 233,401
636,880 870,281
Supplemental disclosure of non-cash activity:
Cash paid for amounts included in the reimbursement of lease liabilities:
Operating cash flow from operating leases  $  28,521

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2024
Note 1  - Organization and Nature of Business
Doeren Mayhew Capital Advisors, LLC (the Company), a limited liability company organized in Michigan, is a broker-dealer registered with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). The Company commenced operations on April 9, 2017 upon obtaining its broker-dealer registration. The Company acts as an agent in merger and acquisition transactions as well as arranges debt and equity financing. The Company also provides general advisory services to corporate clients. The Company is 100% owned by DMCA Holdings, LLC.
Note 2  - Significant Accounting Policies
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.
Investment Banking Revenues
Investment banking revenues, which include advisory and underwriting fees, are recorded when the performance obligation for the transaction is satisfied under the terms of each engagement. Expenses associated with such transactions are deferred until the related revenue is recognized or the engagement is otherwise concluded. Investment banking revenues are presented gross of related client reimbursed deal expenses. Expenses for completed deals are reported separately in licensed representative and professional services expenses on the statement of operations.
The Company's advisory fees generally consist of a nonrefundable up-front fee and a success fee. The nonrefundable fee is recorded as deferred revenue upon receipt and recognized at a point in time when the performance obligation is satisfied, or when the transaction is deemed by management to be terminated. Managements judgment is required in determining when a transaction is considered to be terminated. Certain engagements, such as consulting advisory fees, consist of services provided on an ongoing basis, and are recognized over time as the performance obligation is satisfied.
The substantial majority of the Company's advisory and underwriting fees
(i.e., the success-related advisory fee) are considered variable consideration and recognized when it is probable that the variable consideration will not be reversed in a future period. The variable consideration is considered to be constrained until satisfaction of the performance obligation. The Company's performance obligation is generally satisfied at a point in time upon the closing of a strategic transaction, completion of a financing or underwriting arrangement, or some other defined outcome (e.g., providing a fairness opinion). At this time, the Company has transferred control of the promised service and the customer obtains control. As these arrangements represent a single performance obligation, allocation of the transaction price is

7
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2024
Note 2 -Significant Accounting Policies (Continued)
not necessary. The Company has elected to apply the following optional exemptions regarding disclosure of its remaining performance obligations:
(i) the Companys performance obligation is part of a contract that has an original expected duration of one year or less and/or (ii) the variable consideration is allocated entirely to a wholly unsatisfied promise to transfer a distinct service that forms part of a single performance obligation. The balance of deferred revenue at October 1, 2023 was $244,810. The Company recognized $130,000 of revenue that was deferred in the prior year.
Income Taxes
The Company is a limited liability company taxed as a partnership for federal income tax purposes. Accordingly, no provision for federal income taxes has been recorded in the accompanying financial statements since the taxable income or loss is included in the income tax returns of the member. As the Company is not liable for federal income tax, the Company has recorded no liability associated with uncertain tax positions. The Company files income tax returns in the US federal jurisdiction. The statute of limitation for the Internal Revenue Service IRS examination of the Companys federal tax returns is determined by the statute governing the tax returns of its member.
Cash and Cash Equivalents
The Company maintains cash on deposit with one banking institution. At times, deposits may exceed the Federal Deposit Insurance Corporation (FDIC) coverage limits.
For purposes of the statement of cash flows, the Company has defined cash equivalents as highly liquid investments acquired with maturities of less than three months that are not held for sale in the ordinary course of business. Concentrations
The Company is project based and generally does not have recurring sources of revenue.
The Company receives a success fee for the majority of its sales. Of the Companys revenue for the year ended September 30, 2024, 57% was received from two customers. 94% of the Companys accounts receivable is owed from two customers at September 30, 2024.
Leases
The Company determines if an arrangement is a lease at inception. Right of use assets represents our right to use an underlying asset for the lease term and lease liabilities represent our obligations to make lease payments arising from the lease. Lease expense for lease payments is recognized on a straight-line basis over the term of the lease.
8
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2024
Note 2 - Significant Accounting Policies (Continued) Credit Losses on Financial Statements
The Company accounts for estimated credit losses on financial assets measured at amortized cost basis in accordance with Financial Accounting Standards Board
(FASB), Accounting Standard Codification (ASC) Topic 326. Topic 326 requires management's measurement of the current expected credit loss ("CECL") to be based on a broader range of reasonable and supportable information for lifetime credit loss estimates including historical experience, current conditions, and supportable forecasts. A broker-dealers estimate of expected credit losses should consider the expected risk of credit loss even if that risk is remote, regardless of the method applied to estimate credit losses. A broker-dealer, however, is not required to measure expected credit losses on a financial asset (or group of financial assets) in which historical credit loss information adjusted for current conditions and reasonable and supportable forecasts results in an expectation that nonpayment of the amortized cost basis is remote.
Accounts receivable
Note 3 - Accounts receivable represents investment banking and merger and acquisition consulting fees receivable. In consideration of the historical loss rate of zero since inception for this asset class, while considering other current and future economic conditions, the Company assessed the risk of default from the customers to be virtually non-existent and considers any resultant allowance to not be material to the users of these financial statements. The Company will continue to evaluate the appropriateness of a credit loss allowance on these receivables as facts and circumstances may evolve. At September 30, 2024 and 2023, the accounts receivable amounted to $237,392 and $52,457, respectively.
Leases
The Company subleases office space in Houston, Texas and Troy, Michigan from a related party. The Houston, Texas sublease agreement terminates in June 2037. The Troy, Michigan sublease agreement terminates in June 2033. Both lease agreements include fixed rental payments through their maturity. The total lease expense for these leases was $28,521 for the year ended September 30, 2024, $28,521 of which was paid to related parties. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. Most leases include an option to renew and the exercise of lease renewal options is at our sole discretion. The Company did not include the renewal options as part of the right of use assets and liabilities.

9
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2024
Note 3 -Leases (Continued)
The Company records the operating lease right of use assets and lease liabilities based on the present value of the lease payments, discounted using the current commercial lending rate. The discount rate associated with the operating leases as of September 30, 2024 was 7.00% for the Troy, Michigan lease and 4.50% for the Houston, Texas lease.
On September 30, 2024, the Company extended the lease for office space in Massachusetts from a third party with monthly lease payments in the amount of $1,384. The lease expires on September 30, 2025. The term of this lease is 12 months and as a result the Company will not record a right of use asset or lease liability associated with the lease agreement. The total lease expense for this lease was $18,199 for the year ended September 30, 2024.
As of September 30, 2024, the future minimum lease payments under the current operating leases are as follows:
Years Ending
September 30, Amount
2025 $ 45,024 2026 28,416 2027 28,416 2028 28,416 2029 28,416
Thereafter 141,648 Total undiscounted cash flows 300,336
Less: present value discount       (87,652)
Total lease liabilities $ 212,684
Weighted-average remaining lease term 9.84 Years
Note 4  -   Legal Contingencies
The Company is not currently a defendant in litigation incidental to its investment banking business. The Company accounts for litigation losses in accordance with FASB Accounting Standards Codification Topic 450, Contingencies (ASC 450). Under ASC 450, loss contingency provisions are recorded for probable losses at managements best estimate of a loss, or when a best estimate cannot be made, a minimum loss contingency amount is recorded. These estimates are often initially developed substantially earlier than the ultimate loss is known, and the estimates are refined each accounting period as additional information becomes available. Accordingly, the initial amount estimated and recorded could be as low as zero. As information becomes known, the initial estimate may be increased, resulting in additional loss provisions. Also, a best estimate amount is changed to a lower amount when events result in an expectation of a more favorable outcome than previously estimated.
10
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2024
Note 5  - Related Parties
The Company leases office space from related parties as disclosed in Note 3. The Company has $212,684 outstanding in obligations to this related party as of September 30, 2024. The Company has also entered into an agreement for this related party to provide shared services including IT, accounting, and human resources for $2,000 per month, which is included in administration fees on the statement of operations. Finally, the Company is due $25,000 from its parent company pertaining to operational matters.
Note 6  - Net Capital Requirements
The Company is subject to the Securities and Exchange Commissions Uniform Net Capital Rule (SEC Rule 15c3-1), which requires the maintenance of minimum net capital and requires that ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1 (and the rule of the applicable exchange also provides that equity capital may not be withdrawn or cash dividends paid if the resulting net capital ratio would exceed 10 to 1).
At September 30, 2024, the Company had net capital of $726,429, which was $721,429 in excess of its required net capital of $5,000, and the Companys ratio of aggregate indebtedness to net capital was 0.006 to 1.
* * *End of Notes * * *

11
COMPUTATION OF NET CAPITAL UNDER RULE 15c3-1 OF THE SECURITIES AND EXCHANGE COMMISSION SEPTEMBER 30, 2024
Net Capital Total Member's Equity  $  990,329
Deductions and/or charges: Non-allowable assets Accounts receivable Due from parent Prepaid expenses 237,392 25,000 1,508
Total deductions  263,900
Net Capital  $  726,429
Aggregate Indebtedness  $  4,042
Computation of Basic Net Capital Requirements: Minimum Net Capital Required Net Capital in Excess of Minimum Net Capital Requirement $ $ 5,000 721,429
Ratio: Aggregate Indebtedness to Net Capital  0.6%




Exemption Report Affirmation September 30, 2024
Doeren Mayhew Capital Advisors, LLC (Company) is a registered broker dealer subject to Rule 17a5 promulgated by the Securities and Exchange Commission
(17 C.F.R. 240.17a5, Reports to be made by certain brokers and dealers).
This Exemption Report was prepared as required by 17 C.F.R. 240.17a5(d)(1) and (4). To the best of its knowledge and belief, the Company states the following:
1) The Company does not claim an exemption under paragraph (k) of 17 C.F.R. 240.15c3-3.
2) The Company is filing this Exemption Report relying on Footnote 74 of the SEC Release No. 34-700473 adopting amendments to 17 C.F.R. 240.17a-5 because the Company limits its business activities exclusively to receiving transaction-based compensation for identifying potential merger and acquisition opportunities for clients, arranging debt and equity financing, and completing financing or underwriting arrangements and the Company (1) did not directly or indirectly receive, hold, or otherwise owe funds or securities for or to customers, (other than money or other consideration received and promptly transmitted in compliance with paragraph
(a)
or (b)(2) of Rule 15c2-4 and /or funds received and promptly transmitted for effecting transactions via subscriptions on a subscription way basis where the funds are payable to the issuer or its agent and not to the Company);
(2) did not carry accounts of or for customers; and

(3)
did not carry PAB accounts (as defined in Rule 15c3-3) throughout the most recent fiscal year without exception.


I, Jennifer Mailhes, swear (or affirm) that, to the best of my knowledge and belief, this Exemption Report is true and correct.
Doeren Mayhew Capital Advisors, LLC

Jennifer R. Mailhes President